Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	AMERICAN CENTURY INVESTMENT TRUST
Central Index Key		dei_EntityCentralIndexKey	0000908406
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 01, 2015
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
Investment Trust Prospectus | CORE PLUS FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Core Plus Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	As a secondary objective, the fund seeks a high level of income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	119.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. An investment-grade security is one that has been rated by a nationally recognized statistical rating organization in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.
To round out the portfolio, the fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund considers a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
No more than 10% of the fund’s assets may be invested in non-dollar denominated debt securities. The weighted average maturity of the fund’s portfolio must be 3½ years or longer.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objectives.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
To gain exposure to certain segments of the fixed-income market, the fund may invest in other American Century funds (affiliated funds).
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for Core Plus than for funds that have a shorter-weighted average maturity, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 4.57% Lowest Performance Quarter (2Q 2013): -2.88%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.06%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | CORE PLUS FUND | Barclays Aggregate Bond Index [Member]
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
Since Inception		rr_AverageAnnualReturnSinceInception	4.91%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | CORE PLUS FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACCNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	363
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 811
Annual Return 2007		rr_AnnualReturn2007	7.78%
Annual Return 2008		rr_AnnualReturn2008	5.67%
Annual Return 2009		rr_AnnualReturn2009	9.54%
Annual Return 2010		rr_AnnualReturn2010	6.79%
Annual Return 2011		rr_AnnualReturn2011	7.47%
Annual Return 2012		rr_AnnualReturn2012	5.75%
Annual Return 2013		rr_AnnualReturn2013	(2.58%)
Annual Return 2014		rr_AnnualReturn2014	5.86%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.06%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.57%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.88%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	5.86%
5 Years		rr_AverageAnnualReturnYear05	4.59%
Since Inception		rr_AverageAnnualReturnSinceInception	5.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | CORE PLUS FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	4.45%
5 Years		rr_AverageAnnualReturnYear05	3.19%
Since Inception		rr_AverageAnnualReturnSinceInception	3.99%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | CORE PLUS FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	3.30%
5 Years		rr_AverageAnnualReturnYear05	3.03%
Since Inception		rr_AverageAnnualReturnSinceInception	3.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | CORE PLUS FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACCUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	145
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 567
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.17%
5 Years		rr_AverageAnnualReturnYear05	4.80%
Since Inception		rr_AverageAnnualReturnSinceInception	5.79%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | CORE PLUS FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACCQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 538
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	725
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,508
Label		rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.84%
5 Years		rr_AverageAnnualReturnYear05	3.38%
Since Inception		rr_AverageAnnualReturnSinceInception	4.72%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | CORE PLUS FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACCKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	521
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	898
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,953
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.81%
5 Years		rr_AverageAnnualReturnYear05	3.55%
Since Inception		rr_AverageAnnualReturnSinceInception	4.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | CORE PLUS FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACCPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	366
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	634
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,397
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	5.33%
5 Years		rr_AverageAnnualReturnYear05	4.07%
Since Inception		rr_AverageAnnualReturnSinceInception	5.05%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | DIVERSIFIED BOND FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Diversified Bond Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks a high level of income by investing in non-money market debt securities.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 153% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	153.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated) and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above and B Class shares apply A Class operating expenses following the automatic conversion of such shares eight years after purchase. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.
The fund invests most of its assets in investment-grade securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, up to 15% of the fund’s assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor. The weighted average maturity of the fund’s portfolio must be three and one-half years or longer.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for Diversified Bond than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Market Risk — The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2008): 3.87% Lowest Performance Quarter (2Q 2013): -2.73%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was -0.22%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | DIVERSIFIED BOND FUND | Barclays Aggregate Bond Index [Member]
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
Investment Trust Prospectus | DIVERSIFIED BOND FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ADFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 751
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.02%
5 Years		rr_AverageAnnualReturnYear05	4.39%
10 Years		rr_AverageAnnualReturnYear10	4.86%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 03, 2001
Investment Trust Prospectus | DIVERSIFIED BOND FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACBPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	129
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	225
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 506
Annual Return 2005		rr_AnnualReturn2005	2.50%
Annual Return 2006		rr_AnnualReturn2006	4.01%
Annual Return 2007		rr_AnnualReturn2007	7.65%
Annual Return 2008		rr_AnnualReturn2008	6.23%
Annual Return 2009		rr_AnnualReturn2009	7.40%
Annual Return 2010		rr_AnnualReturn2010	6.54%
Annual Return 2011		rr_AnnualReturn2011	7.42%
Annual Return 2012		rr_AnnualReturn2012	5.42%
Annual Return 2013		rr_AnnualReturn2013	(2.29%)
Annual Return 2014		rr_AnnualReturn2014	6.23%
Year to Date Return, Label		rr_YearToDateReturnLabel	Institutional Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.22%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.87%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.73%)
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.23%
5 Years		rr_AverageAnnualReturnYear05	4.60%
10 Years		rr_AverageAnnualReturnYear10	5.07%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 1993
Investment Trust Prospectus | DIVERSIFIED BOND FUND | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	5.00%
5 Years		rr_AverageAnnualReturnYear05	3.18%
10 Years		rr_AverageAnnualReturnYear10	3.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 1993
Investment Trust Prospectus | DIVERSIFIED BOND FUND | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	3.51%
5 Years		rr_AverageAnnualReturnYear05	3.05%
10 Years		rr_AverageAnnualReturnYear10	3.37%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 1993
Investment Trust Prospectus | DIVERSIFIED BOND FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ADFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	[2]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 533
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	901
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,452
Label	[3]	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[3]	rr_AverageAnnualReturnYear01	0.87%
5 Years	[3]	rr_AverageAnnualReturnYear05	3.17%
10 Years	[3]	rr_AverageAnnualReturnYear10	4.12%
Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2001
Investment Trust Prospectus | DIVERSIFIED BOND FUND | B CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	CDBBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 563
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	806
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	972
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,698
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	506
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	872
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,698
Label		rr_AverageAnnualReturnLabel	B Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.97%
5 Years		rr_AverageAnnualReturnYear05	3.18%
10 Years		rr_AverageAnnualReturnYear10	3.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 31, 2003
Investment Trust Prospectus | DIVERSIFIED BOND FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	CDBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	506
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,899
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.87%
5 Years		rr_AverageAnnualReturnYear05	3.36%
10 Years		rr_AverageAnnualReturnYear10	3.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 31, 2003
Investment Trust Prospectus | DIVERSIFIED BOND FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ADVRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,340
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	5.39%
5 Years		rr_AverageAnnualReturnYear05	3.87%
Since Inception		rr_AverageAnnualReturnSinceInception	4.46%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
Investment Trust Prospectus | DIVERSIFIED BOND FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ADDVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 444
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.28%
Since Inception		rr_AverageAnnualReturnSinceInception	4.52%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
Investment Trust Prospectus | HIGH-YIELD FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	High-Yield Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks high current income.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests in high-yield corporate bonds and other debt securities with an emphasis on securities that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
Under normal market conditions, the portfolio managers will maintain at least 80% of the fund’s net assets in high-yield corporate bonds and other debt instruments (including income-producing convertible and preferred securities, as well as loan participations and loan assignments). The remaining assets may be invested in common stocks or other equity-related securities.
Up to 40% of the fund’s total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets in short-term money market instruments and U.S. government securities.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Credit Risk — Debt securities, especially high-yield debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk — Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Interest Rate Risk — Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk — The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Loan Risk — In addition to the same general risks as debt securities, loans in which the fund invests may be exposed to restrictions on transfer, the inability or unwillingness of assignor(s) on whom the fund relies to demand and receive loan payments, and the risks of being a lender.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2009): 11.64% Lowest Performance Quarter (4Q 2008): -12.11%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.23%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | HIGH-YIELD FUND | Barclay's U.S. High-Yield 2% Issuer Capped Bond Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	2.46%
5 Years		rr_AverageAnnualReturnYear05	8.98%
10 Years		rr_AverageAnnualReturnYear10	7.73%
Investment Trust Prospectus | HIGH-YIELD FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ABHIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	272
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	472
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,049
Annual Return 2005		rr_AnnualReturn2005	2.44%
Annual Return 2006		rr_AnnualReturn2006	8.15%
Annual Return 2007		rr_AnnualReturn2007	2.03%
Annual Return 2008		rr_AnnualReturn2008	(17.39%)
Annual Return 2009		rr_AnnualReturn2009	35.60%
Annual Return 2010		rr_AnnualReturn2010	13.41%
Annual Return 2011		rr_AnnualReturn2011	3.75%
Annual Return 2012		rr_AnnualReturn2012	15.04%
Annual Return 2013		rr_AnnualReturn2013	6.09%
Annual Return 2014		rr_AnnualReturn2014	1.39%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.23%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.64%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(12.11%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	1.39%
5 Years		rr_AverageAnnualReturnYear05	7.80%
10 Years		rr_AverageAnnualReturnYear10	6.31%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997
Investment Trust Prospectus | HIGH-YIELD FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	(1.19%)
5 Years		rr_AverageAnnualReturnYear05	5.00%
10 Years		rr_AverageAnnualReturnYear10	3.59%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997
Investment Trust Prospectus | HIGH-YIELD FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	0.97%
5 Years		rr_AverageAnnualReturnYear05	5.00%
10 Years		rr_AverageAnnualReturnYear10	3.80%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997
Investment Trust Prospectus | HIGH-YIELD FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACYIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	363
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 811
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	1.43%
5 Years		rr_AverageAnnualReturnYear05	8.01%
10 Years		rr_AverageAnnualReturnYear10	6.52%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2004
Investment Trust Prospectus | HIGH-YIELD FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AHYVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	[4]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 557
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	785
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,030
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,730
Label		rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[5]	rr_AverageAnnualReturnYear01	(3.39%)
5 Years	[5]	rr_AverageAnnualReturnYear05	6.56%
10 Years	[5]	rr_AverageAnnualReturnYear10	5.56%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2002
Investment Trust Prospectus | HIGH-YIELD FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AHDCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	583
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,167
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.22%
5 Years		rr_AverageAnnualReturnYear05	6.73%
10 Years		rr_AverageAnnualReturnYear10	5.26%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 10, 2001
Investment Trust Prospectus | HIGH-YIELD FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AHYRX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	740
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,623
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.72%
5 Years		rr_AverageAnnualReturnYear05	7.27%
Since Inception		rr_AverageAnnualReturnSinceInception	5.96%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
Investment Trust Prospectus | HIGH-YIELD FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AHYDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 751
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	1.65%
Since Inception		rr_AverageAnnualReturnSinceInception	3.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
Investment Trust Prospectus | NT DIVERSIFIED BOND FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	NT Diversified Bond Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks a high level of income by investing in non-money market debt securities.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 248% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	248.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.
The fund invests most of its assets in investment-grade securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, up to 15% of the fund’s assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor. The weighted average maturity of the fund’s portfolio must be three and one-half years or longer.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for NT Diversified Bond than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Market Risk — The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 3.90% Lowest Performance Quarter (2Q 2013): -2.69%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was -0.21%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional Class shares. After tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Institutional Class shares. After tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | NT DIVERSIFIED BOND FUND | Barclays Aggregate Bond Index [Member]
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
Since Inception		rr_AverageAnnualReturnSinceInception	5.34%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
Investment Trust Prospectus | NT DIVERSIFIED BOND FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACLDX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	129
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	225
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 506
Annual Return 2007		rr_AnnualReturn2007	7.59%
Annual Return 2008		rr_AnnualReturn2008	5.49%
Annual Return 2009		rr_AnnualReturn2009	7.44%
Annual Return 2010		rr_AnnualReturn2010	6.36%
Annual Return 2011		rr_AnnualReturn2011	7.46%
Annual Return 2012		rr_AnnualReturn2012	5.42%
Annual Return 2013		rr_AnnualReturn2013	(2.39%)
Annual Return 2014		rr_AnnualReturn2014	6.09%
Year to Date Return, Label		rr_YearToDateReturnLabel	Institutional Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.21%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.90%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.69%)
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.09%
5 Years		rr_AverageAnnualReturnYear05	4.52%
Since Inception		rr_AverageAnnualReturnSinceInception	5.60%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
Investment Trust Prospectus | NT DIVERSIFIED BOND FUND | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	4.84%
5 Years		rr_AverageAnnualReturnYear05	3.20%
Since Inception		rr_AverageAnnualReturnSinceInception	3.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
Investment Trust Prospectus | NT DIVERSIFIED BOND FUND | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	3.43%
5 Years		rr_AverageAnnualReturnYear05	3.01%
Since Inception		rr_AverageAnnualReturnSinceInception	3.78%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
Investment Trust Prospectus | NT DIVERSIFIED BOND FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACDDX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 444
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.24%
Since Inception		rr_AverageAnnualReturnSinceInception	4.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
Investment Trust Prospectus | PREMIUM MONEY MARKET FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Premium Money Market Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to earn the highest level of current income while preserving the value of your investment.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests most of its assets in high-quality, very short-term debt securities issued by corporations, banks and federal, state and local governments.
Under normal market conditions, 25% or more of the fund’s assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include municipal securities and variable-rate securities. A municipal security is a taxable or tax-exempt debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession. A variable-rate security is a debt obligation that provides for specified periodic interest rate adjustments based on changes in some index, such as London Interbank Offered Rate (LIBOR).
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Even though the fund’s investments are designed to minimize credit, interest rate and liquidity risk, the fund is still subject to some degree of risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. Liquidity risk means that during periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.
Because the fund invests in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Risk Lose Money [Text]		rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2007): 1.27% Lowest Performance Quarter (3Q 2014): 0.00%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.00%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Investment Trust Prospectus | PREMIUM MONEY MARKET FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TCRXX
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 580
Annual Return 2005		rr_AnnualReturn2005	2.88%
Annual Return 2006		rr_AnnualReturn2006	4.76%
Annual Return 2007		rr_AnnualReturn2007	5.04%
Annual Return 2008		rr_AnnualReturn2008	2.86%
Annual Return 2009		rr_AnnualReturn2009	0.51%
Annual Return 2010		rr_AnnualReturn2010	0.01%
Annual Return 2011		rr_AnnualReturn2011	0.01%
Annual Return 2012		rr_AnnualReturn2012	0.01%
Annual Return 2013		rr_AnnualReturn2013	0.01%
Annual Return 2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Label		rr_AverageAnnualReturnLabel	Investor Class
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	1.59%
Investment Trust Prospectus | PRIME MONEY MARKET FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Prime Money Market Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to earn the highest level of current income while preserving the value of your investment.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. More information about sales charges that may apply in certain circumstances where such shares were acquired by exchange from another American Century Investments fund, is available from your financial professional and in Calculation of Sales Charges on page 10 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated) and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above and B Class shares apply A Class operating expenses following the automatic conversion of such shares eight years after purchase. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests most of its assets in high-quality, very short-term debt securities issued by corporations, banks and federal, state and local governments.
Under normal market conditions, 25% or more of the fund’s assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include municipal securities and variable-rate securities. A municipal security is a taxable or tax-exempt debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession. A variable-rate security is a debt obligation that provides for specified periodic interest rate adjustments based on changes in some index, such as the London Interbank Offered Rate (LIBOR).
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Even though the fund’s investments are designed to minimize credit, interest rate and liquidity risk, the fund is still subject to some degree of risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. Liquidity risk means that during periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.
Because the fund invests in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Risk Lose Money [Text]		rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2007): 1.23% Lowest Performance Quarter (1Q 2010): 0.00%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.00%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Investment Trust Prospectus | PRIME MONEY MARKET FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	BPRXX
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 726
Annual Return 2004		rr_AnnualReturn2004
Annual Return 2005		rr_AnnualReturn2005	2.75%
Annual Return 2006		rr_AnnualReturn2006	4.62%
Annual Return 2007		rr_AnnualReturn2007	4.89%
Annual Return 2008		rr_AnnualReturn2008	2.81%
Annual Return 2009		rr_AnnualReturn2009	0.48%
Annual Return 2010		rr_AnnualReturn2010	0.01%
Annual Return 2011		rr_AnnualReturn2011	0.01%
Annual Return 2012		rr_AnnualReturn2012	0.01%
Annual Return 2013		rr_AnnualReturn2013	0.01%
Annual Return 2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Label		rr_AverageAnnualReturnLabel	Investor Class
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	1.54%
Investment Trust Prospectus | PRIME MONEY MARKET FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACAXX
Maximum Deferred Sales Charge (as a percentage)	[6]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,026
Label		rr_AverageAnnualReturnLabel	A Class
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	1.43%
Investment Trust Prospectus | PRIME MONEY MARKET FUND | B CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	BPMXX
Maximum Deferred Sales Charge (as a percentage)	[6]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 561
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	800
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	961
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,676
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	500
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	861
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,676
Label		rr_AverageAnnualReturnLabel	B Class
1 Year		rr_AverageAnnualReturnYear01	(3.99%)
5 Years		rr_AverageAnnualReturnYear05	(0.19%)
10 Years		rr_AverageAnnualReturnYear10	1.10%
Investment Trust Prospectus | PRIME MONEY MARKET FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ARCXX
Maximum Deferred Sales Charge (as a percentage)	[6]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,601
Label		rr_AverageAnnualReturnLabel	C Class
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	1.20%
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Short Duration Inflation Protection Bond Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund pursues total return using a strategy that seeks to protect against U.S. inflation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated) and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above and B Class shares apply A Class operating expenses following the automatic conversion of such shares eight years after purchase. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in inflation-linked debt securities. These securities include inflation-linked U.S. Treasury securities, inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-linked securities issued by other entities such as domestic and foreign corporations and governments. Inflation-linked securities are designed to protect the future purchasing power of the money invested in them.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund also may invest a portion of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities, including mortgage- and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers.
The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund invests primarily in investment-grade securities, but may also invest a portion of its assets in high-yield securities, or junk bonds.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such instruments are in keeping with the fund’s investment objective.
The weighted average duration of the fund’s portfolio must be five years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk – Inflation-linked securities trade at prevailing real interest rates. Generally, when real interest rates rise, the value of the fund’s debt securities will decline. The opposite is true when real interest rates decline. The real interest rate is the current market interest rate minus the market’s inflation expectations. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Nondiversification Risk – The fund is classified as nondiversified. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, credit and correlation risk.

•
Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Nondiversification Risk – The fund is classified as nondiversified. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2008): 5.84%    Lowest Performance Quarter (3Q 2008): -3.73%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to date return was 1.00%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | Barclay's 1-5 Year Treasury Inflation Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	(1.13%)
5 Years		rr_AverageAnnualReturnYear05	1.63%
Since Inception		rr_AverageAnnualReturnSinceInception	3.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	APOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 714
Annual Return 2006		rr_AnnualReturn2006	0.06%
Annual Return 2007		rr_AnnualReturn2007	10.97%
Annual Return 2008		rr_AnnualReturn2008	(1.25%)
Annual Return 2009		rr_AnnualReturn2009	11.41%
Annual Return 2010		rr_AnnualReturn2010	5.46%
Annual Return 2011		rr_AnnualReturn2011	8.80%
Annual Return 2012		rr_AnnualReturn2012	3.44%
Annual Return 2013		rr_AnnualReturn2013	(2.28%)
Annual Return 2014		rr_AnnualReturn2014	(1.73%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.00%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.84%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.73%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(1.73%)
5 Years		rr_AverageAnnualReturnYear05	2.65%
Since Inception		rr_AverageAnnualReturnSinceInception	3.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	(2.20%)
5 Years		rr_AverageAnnualReturnYear05	1.59%
Since Inception		rr_AverageAnnualReturnSinceInception	2.35%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	(0.98%)
5 Years		rr_AverageAnnualReturnYear05	1.76%
Since Inception		rr_AverageAnnualReturnSinceInception	2.36%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	APISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 469
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(1.51%)
5 Years		rr_AverageAnnualReturnYear05	2.87%
Since Inception		rr_AverageAnnualReturnSinceInception	3.76%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	APOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	[7]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 307
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	481
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,216
Label		rr_AverageAnnualReturnLabel	A Class Return Before Taxes1
1 Year	[8]	rr_AverageAnnualReturnYear01	(4.00%)
5 Years	[8]	rr_AverageAnnualReturnYear05	1.95%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	[8]	rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | B CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	APOBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 560
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	956
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,665
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	856
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,665
Label		rr_AverageAnnualReturnLabel	B Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(6.58%)
5 Years		rr_AverageAnnualReturnYear05	1.46%
Since Inception		rr_AverageAnnualReturnSinceInception	2.50%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	APOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,866
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(2.67%)
5 Years		rr_AverageAnnualReturnYear05	1.64%
Since Inception		rr_AverageAnnualReturnSinceInception	2.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	APORX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,306
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(2.11%)
5 Years		rr_AverageAnnualReturnYear05	2.15%
Since Inception		rr_AverageAnnualReturnSinceInception	3.02%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	APODX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 406
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(1.43%)
Since Inception		rr_AverageAnnualReturnSinceInception	(1.05%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
Investment Trust Prospectus | SHORT DURATION FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Short Duration Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	As a secondary objective, the fund seeks a high level of income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. An investment-grade security is one that has been rated by a nationally recognized statistical rating organization in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.
To round out the portfolio, the fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund considers a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
No more than 10% of the fund’s assets may be invested in non-dollar denominated debt securities.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objectives.
The weighted average duration of the fund’s portfolio must be three years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for Short Duration than for funds that have a shorter-weighted average duration, such as money market funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2008): 2.32%    Lowest Performance Quarter (2Q 2013): -0.72%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to date return was 0.91%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | SHORT DURATION FUND | Barclays U.S. 1-3 Year Government Bond Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	0.77%
5 Years		rr_AverageAnnualReturnYear05	1.41%
Since Inception		rr_AverageAnnualReturnSinceInception	2.79%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACSNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 751
Annual Return 2007		rr_AnnualReturn2007	6.35%
Annual Return 2008		rr_AnnualReturn2008	5.50%
Annual Return 2009		rr_AnnualReturn2009	5.09%
Annual Return 2010		rr_AnnualReturn2010	3.29%
Annual Return 2011		rr_AnnualReturn2011	2.00%
Annual Return 2012		rr_AnnualReturn2012	2.14%
Annual Return 2013		rr_AnnualReturn2013	0.21%
Annual Return 2014		rr_AnnualReturn2014	0.53%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.91%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.32%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.72%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.53%
5 Years		rr_AverageAnnualReturnYear05	1.63%
Since Inception		rr_AverageAnnualReturnSinceInception	3.07%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	(0.24%)
5 Years		rr_AverageAnnualReturnYear05	0.95%
Since Inception		rr_AverageAnnualReturnSinceInception	2.11%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	0.30%
5 Years		rr_AverageAnnualReturnYear05	1.00%
Since Inception		rr_AverageAnnualReturnSinceInception	2.03%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACSUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	129
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	225
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 506
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.73%
5 Years		rr_AverageAnnualReturnYear05	1.83%
Since Inception		rr_AverageAnnualReturnSinceInception	3.28%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACSQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	[9]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	491
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,251
Label		rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(1.97%)
5 Years		rr_AverageAnnualReturnYear05	0.91%
Since Inception		rr_AverageAnnualReturnSinceInception	2.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACSKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	506
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,899
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(0.47%)
5 Years		rr_AverageAnnualReturnYear05	0.62%
Since Inception		rr_AverageAnnualReturnSinceInception	2.05%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACSPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,340
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.03%
5 Years		rr_AverageAnnualReturnYear05	1.12%
Since Inception		rr_AverageAnnualReturnSinceInception	2.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION STRATEGIC INCOME FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Short Duration Strategic Income Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks income.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	As a secondary objective, the fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests in both investment-grade and high-yield, non-money market debt securities. These securities may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds”, are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies, including emerging markets debt securities. The fund considers a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The fund may also invest in certain equity securities such as preferred stock, convertible securities or equity equivalents provided that such investments are consistent with the fund’s investment objectives.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund may also utilize derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (such as credit default swap agreements either on a single issuer or a securities index), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objectives. The fund may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The weighted average duration of the fund’s portfolio must be three years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. For example, if the weighted average duration of the fund’s portfolio is two years, a 2% change in the value of the fund’s portfolio would be expected for every 1% change in interest rates.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of the two positions is intended to reduce or eliminate the exposure created by the first position.
To gain exposure to certain segments of the fixed-income market, the fund may invest in other American Century funds (affiliated funds), unaffiliated funds, securities and other financial instruments.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fund than for funds that have a shorter-weighted average duration, such as money market funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments.

•	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by counterparties.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may be difficult to value. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Convertible Securities Risk – The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information indicates the volatility of the fund’s historical returns from year to year.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Investment Trust Prospectus | SHORT DURATION STRATEGIC INCOME FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASDVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	[10],[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	409
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 922
Investment Trust Prospectus | SHORT DURATION STRATEGIC INCOME FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASDJX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	[10],[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	168
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	299
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 681
Investment Trust Prospectus | SHORT DURATION STRATEGIC INCOME FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASADX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	[12]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	[10],[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	757
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,414
Investment Trust Prospectus | SHORT DURATION STRATEGIC INCOME FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASCDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.80%
Fee Waiver or Reimbursement	[10],[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	543
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	941
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,053
Investment Trust Prospectus | SHORT DURATION STRATEGIC INCOME FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASDRX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	[10],[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	678
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,503
Investment Trust Prospectus | SHORT DURATION STRATEGIC INCOME FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASXDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	[10],[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	271
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 620
Investment Trust Prospectus | STRATEGIC INCOME FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Strategic Income Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks income.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	As a secondary objective, the fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests in both investment-grade and high-yield, non-money market debt securities. These securities may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds”, are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies, including emerging markets debt securities. The fund considers a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The fund may also invest in certain equity securities such as preferred stock, convertible securities or equity equivalents provided that such investments are consistent with the fund’s investment objectives.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund may also utilize derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (such as credit default swap agreements either on a single issuer or a securities index), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objectives. The fund may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The weighted average maturity of the fund’s portfolio must be 3½ years or longer. Within this maturity limit, the portfolio managers may shorten the portfolio’s maturity during periods of rising interest rates in order to reduce the effect of bond price declines on the fund’s value.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
To gain exposure to certain segments of the fixed-income market, the fund may invest in other American Century funds (affiliated funds), unaffiliated funds, securities and other financial instruments.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fund than for funds that have a shorter-weighted average maturity, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments.

•	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may be difficult to value. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Convertible Securities Risk – The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Market Risk — The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information indicates the volatility of the fund’s historical returns from year to year.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Investment Trust Prospectus | STRATEGIC INCOME FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASIEX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	[13]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	412
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 919
Investment Trust Prospectus | STRATEGIC INCOME FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASIJX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	[13]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 678
Investment Trust Prospectus | STRATEGIC INCOME FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASIQX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	[14]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	[13]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 547
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	752
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	973
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,608
Investment Trust Prospectus | STRATEGIC INCOME FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASIHX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.84%
Fee Waiver or Reimbursement	[13]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	549
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	945
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,050
Investment Trust Prospectus | STRATEGIC INCOME FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASIWX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	[13]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,499
Investment Trust Prospectus | STRATEGIC INCOME FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASIPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	[13]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 617

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[3]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[4]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[5]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[6]	Purchases in these shares may be subject to a contingent deferred sales charge (CDSC) of 1.00% for A and C Class and 5.00% for B Class in certain circumstances where such shares were acquired by exchange from another American Century Investments fund.
[7]	Purchases of $500,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[8]	Prior to August 31, 2011, this class had a front-end sales charge of 4.50%. The front-end sales charge is now 2.25%. Performance prior to that date has been restated to reflect this change in the sales charge.
[9]	Purchases of $500,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[10]	Effective August 1, 2015, the advisor also agreed to waive an additional 0.09 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until July 31, 2016 and cannot terminate it without the approval of the Board of Trustees.
[11]	The advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century funds in which the fund invests. The amount of this waiver fluctuates depending on the fund’s daily allocation to other American Century funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.
[12]	Purchases of $500,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[13]	The advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century funds in which the fund invests. The amount of this waiver fluctuates depending on the fund’s daily allocation to other American Century funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.
[14]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.